Financial Instruments carried at Fair Value - Recognitions of Trade Date Profit (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Recognitions of Trade Date Profit
Balance	€ 916	€ 955
New trades during the period	277	454
Amortization	(282)	(297)
Matured trades	(140)	(158)
Subsequent move to observability	(71)	(39)
Exchange rate changes	(11)	0
Balance	€ 690	€ 916